Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-Based Compensation

Note 14 - Share-based Compensation

Restricted Stock Awards

In October 2022, Spectaire granted 3,144,335 shares of restricted stock awards to certain executives that vest over four years. One year of vesting was recognized on the grant date and the remaining three years will vest monthly. The Company determined the fair value of the awards at the grant date to be a total compensation of $21,712,760 ($21,720,000 less cash paid of $7,240). The Company recognized $1,357,048 in compensation expense for the three months ended March 31, 2024 and 2023, which is included in general and administrative expenses in the condensed consolidated statements of operations. Subsequent to the close of the Business Combination, and as of March 31, 2024 and December 31, 2023, the Company did not have sufficient registered shares to issue. The fair values as of March 31, 2024 and December 31, 2023 were $0.71 and $1.65, respectively. Consequently, the Company recorded $139,925 of compensation expense recognized for the three months ended March 31, 2024 as a liability which is included in current liabilities on the condensed consolidated balance sheet. For the three months ended March 31, 2024, a decrease in fair values of compensation liability of $183,929 is included in compensation expense on the condensed consolidated statement of operations. As of March 31, 2024 and December 31, 2024, $279,849 and $323,854 of compensation expense is reported as a liability and is included in current liabilities on the condensed consolidated balance sheets, respectively. As of March 31, 2024, the remaining unrecognized compensation expense of the restricted stock awards is $8,142,285 with a weighted average remaining life of 1.50 years.

2022 Equity Incentive Plan

In December 2022, the Board of Directors of the Company approved the Spectaire Inc. 2022 Equity Incentive Plan (the “Plan”) whereby it may grant to certain employees and advisors an award, such as, (a) Incentive Stock Options, (b) Non-Qualified Stock Options, (c) Restricted Stock and (d) Restricted Stock Units, of the Company (“Incentive Award”). On March 1, 2023, the Company issued 2,510,000 Restricted Stock Units to certain employees and board members. These awards become vested and nonforfeitable upon the satisfaction, on or before the expiration date, of both, a service requirement and an applicable liquidity event. The consummation of the Business Combination represented a termination event that required recognition of the share-based payment compensation expense. Upon consummation of the Business Combination and as of March 31, 2024 and December 31, 2023, the Company did not have sufficient registered shares to issue. The fair values as of March 31, 2024 and December 31, 2023 were $0.71 and $1.65, respectively. The Company recognized $69,804 in compensation expense for three months ended March 31, 2024 which is included in general and administrative expenses in the condensed consolidated statement of operations. For the three months ended March 31, 2024, a decrease in fair value of compensation liability of $306,081 is included in compensation expense on the condensed consolidated statement of operations. As at March 31, 2024 and December 31, 2023, the resultant liability under the Plan of $302,483 and $538,760, respectively, is included in current liabilities on the condensed consolidated balance sheet.

Arosa Founder Units

As described in Note 9, Arosa caused its affiliate to transfer founder units valued by the parties at $1.5 million (the “Arosa Founder Units”) to Spectaire. Immediately prior to the close of the Business Combination, Spectaire distributed the Arosa Founder Units to Spectaire’s shareholders (other than Arosa and its affiliates) on a pro rata basis.. The transfer of Arosa Founder Units to Spectaire employees and service advisors is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. The Arosa Founder Units were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Stock-based compensation of $1,913,637 was recognized in general and administrative expenses upon consummation of the Business Combination in October 2023 based on the grant date fair value per share of $3.84. The fair value was determined by applying a 15% discount for lack of marketability to the market price of the share on date of grant.

Note 14 - Share-based Compensation

Restricted Stock Awards

In October 2022, Spectaire granted 3,144,335 shares of restricted stock awards to certain executives that vest over four years. One year of vesting was recognized on the grant date and the remaining three years will vest monthly. The Company determined the fair value of the awards at the grant date to be a total compensation of $21,712,760 ($21,720,000 less cash paid of $7,240). The Company recognized $5,428,190 and $226,175 in compensation expense for the year ended December 31, 2023 and 2022, which is included in general and administrative and research and development expenses in the consolidated statement of operations. Subsequent to the close of the Business Combination, and at December 31, 2023, the Company did not have enough registered shares to issue. The fair value at the time of the Business Combination and as of December 31, 2023 were $3.00 and $1.75 , respectively. Consequently, the Company recorded $323,854 of compensation expense recognized for the year ended December 31, 2023 as a liability which is included in current liabilities on the consolidated balance sheet. As of December 31, 2023, the remaining unrecognized compensation expense of the restricted stock awards is $9,499,333 with a weighted average remaining life of 1.75 years.

2022 Equity Incentive Plan

In December 2022, the Board of Directors of the Company approved the Spectaire Inc. 2022 Equity Incentive Plan (the “Plan”) whereby it may grant to certain employees and advisors an award, such as, (a) Incentive Stock Options, (b) Non-Qualified Stock Options, (c) Restricted Stock and (d) Restricted Stock Units, of the Company (“Incentive Award”). On March 1, 2023, the Company issued 2,510,000 Restricted Stock Units to certain employees and board members. These awards become vested and nonforfeitable upon the satisfaction, on or before the expiration date, of both, a service requirement and an applicable liquidity event. The consummation of the Business Combination represented a termination event that required recognition of the share-based payment compensation expense. Upon consummation of the Business Combination, the Company did not have enough registered shares to issue at the time of the Business Combination and as of December 31, 2023. The fair values at the time of the Business Combination and as of December 31, 2023 were $6.26 and $1.75, respectively. The Company recognized $538,760 in compensation expense for the year ended December 31, 2023 which is included in general and administrative expenses in the consolidated statement of operations. The resultant liability under the Plan is included in current liabilities on the consolidated balance sheet.

Arosa Founder Units

As described in Note 10, Arosa caused its affiliate to transfer founder units valued by the parties at $1.5 million (the “Arosa Founder Units”) to Spectaire. Immediately prior to the close of the Business Combination, Spectaire distributed the Arosa Founder Units to Spectaire’s shareholders (other than Arosa and its affiliates) on a pro rata basis.. The transfer of Arosa Founder Units to Spectaire employees and service advisors is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. The Arosa Founder Units were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Stock-based compensation of $1,913,637 was recognized in general and administrative expenses upon consummation of the Business Combination based on the grant date fair value per share of $3.84. The fair value was determined by applying a 15% discount for lack of marketability to the market price of the share on date of grant.